LONG-TERM DEBT (Details) (2012 Credit Facility [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
2012 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 430
Maturity date	Oct. 31, 2017
Commitment fee percentage of the applicable margin on undrawn amounts (in hundredths)	40.00%
Commitment fees paid	1.3	0.3
Undrawn amount	220		180
Financial Covenant - Book equity required	$ 250.0